Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	North American Energy Partners Inc.
Entity Central Index Key	0001368519
Document Type	40-F
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	34,923,916